Annual Operating Expenses {- Fidelity® Quality Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Quality Factor ETF - Fidelity Quality Factor ETF-Default	Dec. 01, 2020
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%